Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (5,482,265)	$ (5,386,355)
Service cost	(24,130)	(27,368)
Interest income (cost)	(76,761)	(91,568)
Subtotal	(100,891)	(118,936)
Arising from changes in demographic assumptions	0	(105,542)
Arising from changes in financial assumptions	(183,433)	(42,256)
Experience adjustments	13,233	85,962
Subtotal	(170,200)	(61,836)
Benefits paid	81,204	84,862
Other	1,094	0
Ending balance	(5,671,058)	(5,482,265)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	1,513,371	1,495,554
Interest income (cost)	21,187	25,424
Contribution by employer	93,466	91,312
Benefits paid	(81,204)	(84,862)
Return on plan assets, excluding amounts included in interest income	(13,986)	(14,057)
Other	(295)	0
Ending balance	$ 1,532,539	$ 1,513,371